Stock-Based Compensation (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of stock options outstanding and exercisable
Number Outstanding	255,526	239,693
Weighted Average Remaining Contractual Life	7 years 2 months 5 days	7 years 6 months
Weighted Average Exercise Price	$ 8.73	$ 8.69
$5.40 - $19.50 [Member]
Schedule of stock options outstanding and exercisable
Range of Exercise Prices Between, Lower Limit	5.40
Range of Exercise Prices between, Upper Limit	$ 19.50
Number Outstanding	254,007
Weighted Average Remaining Contractual Life	7 years 2 months 8 days
Weighted Average Exercise Price	$ 8.46
Options Exercisable	156,756
Weighted Average Exercise Price	$ 9.03
$19.51 - $23.70 [Member]
Schedule of stock options outstanding and exercisable
Range of Exercise Prices Between, Lower Limit	19.51
Range of Exercise Prices between, Upper Limit	$ 23.70
Number Outstanding	1,000
Weighted Average Remaining Contractual Life	5 years 6 months 18 days
Weighted Average Exercise Price	$ 23.70
Options Exercisable	1,000
Weighted Average Exercise Price	$ 23.70
$23.71 - $367.50 [Member]
Schedule of stock options outstanding and exercisable
Range of Exercise Prices Between, Lower Limit	23.71
Range of Exercise Prices between, Upper Limit	$ 367.50
Number Outstanding	519
Weighted Average Remaining Contractual Life	4 years 1 month 2 days
Weighted Average Exercise Price	$ 112.30
Options Exercisable	519
Weighted Average Exercise Price	$ 112.30